Condensed Parent Information (Tables)	12 Months Ended
Jun. 30, 2015
Condensed Financial Statements of Parent Company
Condensed Financial Information Balance Sheet

	June 30, 2015	June 30, 2014
	(Dollars in thousands)
Balance Sheets
Assets:
Cash	$13,251	$19,547
Investment in subsidiary	109,275	100,949
Investment in common securities of affiliated trusts	496	496
Other assets	434	1,843

Total assets	$123,456	$122,835

Liabilities and Stockholders' Equity:
Junior subordinated debentures issued to affiliated trusts	$8,626	$8,440
Other liabilities	1,991	2,329

Total liabilities	10,617	10,769
Stockholders' equity	112,839	112,066

Total liabilities and stockholders' equity	$123,456	$122,835

Condensed Financial Information Statements of Income

	Year Ended June 30,
	2015	2014
	(Dollars in thousands)
Statements of Income
Income:
Dividends from banking subsidiary	$—	$—
Other income	14	13

Total income	14	13
Expenses:
Interest expense	718	764
General and administrative expenses	1,128	1,068

Total expenses	1,846	1,832

Loss before income taxes and equity in undistributed earnings of subsidiary	(1,832)	(1,819)
Income tax benefit	(684)	(390)

(Loss) income before equity in undistributed earnings of subsidiary	(1,148)	(1,429)
Equity in undistributed earnings of subsidiary	8,289	4,121

Net income	$7,141	$2,692

Condensed Financial Information Statements of Cash Flow

	Year Ended June 30,
	2015	2014
	(Dollars in thousands)
Statements of Cash Flows
Operating activities:
Net income	$7,141	$2,692
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of fair value adjustment for borrowings	186	172
Stock-based compensation	705	686
Equity in undistributed earnings of subsidiary	(8,289)	(4,121)
Increase in other assets and liabilities	1,029	(503)

Net cash provided by (used in) operating activities	772	(1,074)

Investing activities:
Increase in investment of bank subsidiary	—	—

Net cash used in investing activities	—	—

Financing activities:
Repurchase of common stock	(6,666)	(2,823)
Dividends paid to stockholders	(402)	(2,922)

Net cash used in financing activities	(7,068)	(5,745)

Net decrease in cash	(6,296)	(6,819)
Cash, beginning of year	19,547	26,366

Cash, end of year	$13,251	$19,547